Earnings per share (EPS) - income data used in the basic and diluted EPS calculations from continuing operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Profit for the year from continuing operations	€ 34,645	€ 10,491	€ 12,787
Profit for the year from continuing operations	35,406	10,891	12,569
Class A shares
Earnings per share
Profit for the year from continuing operations	€ 24,675	€ 7,580	€ 8,744
Basic EPS from continuing operations	€ 0.12	€ 0.04	€ 0.05
Diluted EPS from continuing operations	€ 0.11	€ 0.03	€ 0.05
Class B shares
Earnings per share
Profit for the year from continuing operations	€ 10,731	€ 3,311	€ 3,825
Basic EPS from continuing operations	€ 0.01	€ 0.00	€ 0.00
Diluted EPS from continuing operations	€ 0.01	€ 0.00	€ 0.00